ASSETS HELD FOR SALE	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020
Assets Held For Sale
ASSETS HELD FOR SALE

5.	ASSETS HELD FOR SALE

A reconciliation of the beginning and ending balances of assets held for sale for the nine months ended March 27, 2021 is as follows:

	PharmaCann Assets (1)	Available for Sale Subsidiaries (2)	Discontinued Operations (3)	TOTAL

Balance at Beginning of Period	$212,400	$12,066,428	$71,849,729	$84,128,557

Transferred In	-	6,614,986	-	6,614,987
Gain on the Sale of Assets Held for Sale	-	10,709,999	-	10,709,999
Proceeds from Sale	-	(24,750,298)	-	(24,750,298)
Ongoing Activity from Discontinued Operations	-	(4,641,116)	(7,845,258)	(12,486,373)

Balance at End of Period	$212,400	$-	$64,004,471	$64,216,871

(1)	During the year ended June 27, 2020, PharmaCann LLC, (“PharmaCann”) transferred 100% of the membership interests for MME Evanston Retail, LLC (“Evanston”), PharmaCann Virginia, LLC (“Staunton”), and PC 16280 East Twombly LLC (“Hillcrest”). As of March 27, 2021, the Company has 100% of membership interests in Staunton which holds land and a license for a vertically-integrated facility in Staunton, Virginia. The Staunton land and license were classified as assets held for sale in accordance with ASC 360, “Long-Lived Assets Classified as Held for Sale” (“ASC 360”) and are measured at the lower of its carrying amount or fair value less costs to sell (“FVLCTS”) which was determined as $212,400 and $0, respectively, as of March 27, 2021.

(2)	Long-lived assets classified as held for sale that do not qualify as discontinued operation and classified as held for sale. Significant classes of assets and liabilities are presented in the notes to the unaudited interim Condensed Consolidated Financial Statements in accordance with ASC 360-10, “Impairment and Disposal of Long-Lived Assets” (“ASC 360-10”).

(3)	See “Note 24 - Discontinued Operations” for further information.

During the nine months ended March 27, 2021, the Company agreed to transfer all outstanding membership interests in MME Evanston Retail, LLC (“Evanston”), for a dispensary operation located in Evanston, Illinois, to an unaffiliated third party (“Purchaser”). The Company received an aggregate consideration of $20,000,000, of which, $10,000,000 cash was received at closing on July 1, 2020 (“Closing Date”), an additional $8,000,000 cash was received on November 17, 2020 and an additional $2,000,000 in the form of a secured promissory note payable three months following the Closing Date in exchange for all of the Company’s membership interests in Evanston. As of March 12, 2021 (“Amendment Date”), the secured promissory note was amended to waive any default arising from non-payment of principal and interest prior to the Amendment Date if Purchaser pays principal of $1,000,000 and all accrued interest of 2% per annum through the Amendment Date. Interest will accrue at 9% per annum following the Amendment Date. As of March 27, 2021, the Company received cash payment in accordance with the amended secured promissory noted. On August 10, 2020 (“Effective Date”), all operational control and risk of loss was transferred to the Purchaser and the Company had no further obligation to fund operations of Evanston through a Consulting Agreement. Management performed an assessment and determined that the Company no longer has a controlling financial interest as of the Effective Date. The transfer of the cannabis license is pending regulatory approval as of the issuance of these unaudited interim Condensed Consolidated Financial Statements and the Company will take all commercially reasonable steps to maintain all permits for Evanston to operate its business. The Company recognized a gain upon sale of membership interests of $12,415,479 for the difference between the aggregate consideration and the book value of the assets as of the disposition date, less direct costs to sell, which is recognized on the unaudited interim Condensed Consolidated Statements of Operations during the nine months ended March 27, 2021.

During the nine months ended March 27, 2021, the Company decided to divest two cannabis licenses and entered into separate agreements to sell 100% of its membership interests in these two locations, located in California. On June 26, 2020, the Company entered into a non-binding term sheet for the retail location located in Seaside, California for an aggregate sales price of $1,500,000 wherein $750,000 is to be paid upon the date of close in addition to $750,000 paid in equal monthly installments over twelve months through a promissory note. The transaction closed in October 2020 and the Company transferred all outstanding membership interests in PHSL, LLC. Upon deconsolidation, the Company will not have any continuing involvement with the former subsidiary. The Company recognized a loss upon sale of membership interests of $332,747 for the difference between the aggregate consideration and the book value of the assets as of the disposition date, less direct costs to sell, which is recognized on the unaudited interim Condensed Consolidated Statements of Operations during the nine months ended March 27, 2021.

In December 2020, the Company entered into a purchase agreement for the sale of its membership interests in a retail operation located in Grover Beach, California. The Company received an aggregate consideration of $3,750,000 in which $3,500,000 cash was received thirty days following the closing on March 5, 2021, an additional equity consideration equal to $250,000 was recognized as a gain upon sale of membership interests for a total gain of $255,391 for the difference between the aggregate consideration and the book value of the assets as of the disposition date, less direct costs to sell, which is recognized on the unaudited interim Condensed Consolidated Statements of Operations during the three and nine months ended March 27, 2021.

7.	ASSETS HELD FOR SALE

A reconciliation of the beginning and ending balances of assets held for sale for the year ended June 27, 2020 is as follows:

	PharmaCann Assets (1)	Available for Sale Subsidiaries (2)	Discontinued Operations (3)	Investments	TOTAL

Balance at Beginning of Period	$-	$-	$64,365,544	$-	$64,365,544

Transferred In	6,870,833	12,066,428	-	8,456,665	27,393,926
Transferred Out	-	-	-	(3,503,843)	(3,503,843)
Changes in Fair Value of Assets Held for Sale	(1,050,833)	-	-	-	(1,050,833)
Proceeds from Sale	-	-	-	(4,952,822)	(4,952,822)
Ongoing Activity from Discontinued Operations	-	-	(43,184,493)	-	(43,184,493)
Impairment of Assets	(5,607,600)	-	-	-	(5,607,600)

Total Assets Held for Sale at End of Period	$212,400	$12,066,428	$21,181,051	$-	$33,459,879

(1)	See “Note 10 - Termination of Previously Announced Acquisition” for further information.
(2)	Long-lived assets classified as held for sale that do not qualify as discontinued operation and classified as held for sale. Significant classes of assets and liabilities are presented in the notes to the consolidated financial in accordance with ASC 360-10.
(3)	See “Note 26 - Discontinued Operations” for further information.

On October 17, 2019, the Company entered into an agreement to sell a portion of its interest in Old Pal LLC to Gotham Green Partners, a related party, and a third party. As a result, the Company classified the portion available for sale as an asset held for sale and recorded a gain on fair value of $2,492,822 during the year ended June 27, 2020. The interests sold consist of 86.80 Class B Units, or 6.9% of the outstanding units, resulting in an aggregate sale price of $4,952,822. As of June 27, 2020, the Company holds 38.50 Class B Units, or 2.6% of the outstanding units, in Old Pal LLC as an investment. See “Note 6 - Other Current Assets” for further information.

On November 13, 2019, the Company entered into an agreement to sell its investment in The Hacienda Company, LLC for an aggregate sale price of $3,503,843. As a result, the Company classified the investment as an asset held for sale and recorded a net loss on fair value of $1,459,000 during the fiscal year ended June 27, 2020. The parties subsequently withdrew from the agreement and management retracted its commitment to sell the investment in the current or near future. Accordingly, the Company reclassified the asset as an investment as of June 27, 2020. See “Note 6 - Other Current Assets” for discussion on the change in fair value of the Company’s investment. See “Note 27 - Subsequent Events” for further discussion.

During the year ended June 27, 2020, the Company decided to divest two cannabis licenses and entered into separate agreements to sell 100% of its membership interests in these two locations, located in California and Illinois, for an aggregate sale price of $21,500,000 of which $10,000,000 was paid upon the signing of the definitive agreement subsequent to June 27, 2020, and an additional $10,000,000 due within six months following the signing of the definitive agreement. See “Note 27 - Subsequent Events” for further discussion. A non-binding term sheet was entered on June 26, 2020 in which $750,000 is to be paid upon the date of close and $750,000 paid in equal monthly installments over twelve months through a promissory note. The contemplated sale of these locations are pending customary closing conditions and are expected to be completed within a one year period. The assets and liabilities related to these subsidiaries were classified as held for sale in accordance with ASC 360-10 and are measured at the lower of its carrying amount or FVLCTS. The California assets and Illinois assets received from PharmaCann do not qualify as discontinued operations under ASC 205, “Discontinued Operations”.

In accordance of ASC 360-10, the company performed an analysis of any impairments prior to reclassifying certain assets as held for sale and recorded an impairment charge of $53,389,260 of which $46,702,660 is included as a component of loss from discontinued operations,$1,050,833 which is included as a component of realized and unrealized gain on investments and assets held for sale in the Consolidated Statements of Operations and $5,635,767 is included as a component of impairment expense in the accompanying Consolidated Statements of Operations.

Subsidiaries classified as assets held for sale that do not qualify as discontinued operations as of June 27, 2020 consists of the following:

2020

Carrying Amounts of the Assets Included in Assets Held for Sale:

Cash and Cash Equivalents	$743,271
Prepaid Expenses	7,798
Inventory	520,464
Other Current Assets	81,427

TOTAL CURRENT ASSETS (1)

Property and Equipment, Net	717,952
Operating Lease Right-of-Use Assets	190,986
Intangible Assets, Net	5,227,288
Goodwill	4,577,242

TOTAL NON-CURRENT ASSETS (1)

TOTAL ASSETS OF SUBSIDIARIES CLASSIFIED AS HELD FOR SALE	$12,066,428

Carrying Amounts of the Liabilities Included in Assets Held for Sale:
Accounts Payable and Accrued Liabilities	$963,255
Income Taxes Payable	159,053
Other Current Liabilities	27,854

TOTAL CURRENT LIABILITIES (1)

Operating Lease Liabilities, Net of Current Portion	296,694
Deferred Tax Liabilities	2,151,879

TOTAL NON-CURRENT LIABILITIES (1)

TOTAL LIABILITIES OF SUBSIDIARIES CLASSIFIED AS HELD FOR SALE	$3,598,735

(1)	The assets and liabilities of subsidiaries classified as held for sale are classified as current on the Consolidated Balance Sheets as of June 27, 2020 because it is probable that the sale will occur and proceeds will be collected within one year.